LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Components Of Lease Expense
The components of operating lease expense were as follows:

Years Ended December 31,	2020	2019
Lease cost	$82,543	$74,755
Short-term lease cost	6,317	9,427
Variable lease cost	942	707
Sublease income	(228)	(226)

Total operating lease cost	$89,574	$84,663

Summary Of Balance Sheet Information Related To Leases
Supplemental balance sheet information related to operating leases were as follows:

December 31,	2020	2019
ROU assets	$209,169	$223,369
Current portion of operating lease liabilities	$70,232	$68,199
Operating lease liabilities	139,527	154,271

Total operating lease liabilities	$209,759	$222,470

Weighted Average Remaining Lease Term (in years)	3.5 years	3.9 years
Weighted Average Discount Rate	4.00%	4.48%

Summary Of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to operating leases were as follows:

Years Ended December 31,	2020	2019
Operating cash flows for the measurement of operating lease liabilities	$80,921	$75,357
Operating lease ROU assets obtained in exchange for operating lease obligations	$59,093	$290,422

Maturities Of Operating Lease Liabilities
At December 31, 2020, maturities of operating lease liabilities over each of the next five years and thereafter were as follows:

2021	$77,170
2022	62,291
2023	44,931
2024	25,052
2025	9,709
Thereafter	6,842

Total lease payments	225,995
Less imputed interest	16,236

Total lease liability	$209,759